Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, 2018 Stock Option and Incentive Plan
Amount Registered | shares	1,538,854
Proposed Maximum Offering Price per Unit	0.7405
Maximum Aggregate Offering Price	$ 1,139,521.37
Fee Rate	0.01381%
Amount of Registration Fee	$ 157.37
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock which become issuable under the Registrant's 2018 Stock Option and Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of common stock. (2) Represents an increase of 1,538,854 shares of Common Stock to the number of shares available for issuance under the Plan. Shares available for issuance under the Plan were previously registered on a registration statement on Form S-8 filed with the Securities and Exchange Commission on March 10, 2025 (Registration No. 333-285683), August 6, 2024 (Registration No. 333-281315), June 28, 2023 (Registration No. 333-225952), June 12, 2020 (Registration No. 333-239133), March 19, 2020 (Registration No. 333-237288), March 14, 2019 (Registration No. 333-230272) and June 28, 2018 (Registration No. 333-225952). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, and based on the average of the high and low sale prices of the Registrant's common stock, as quoted on the NYSE American, on March 3, 2026.